Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current income taxes	$ 263	$ 489	$ 755
Deferred income taxes	97	(22)	(84)
Total income tax provision	$ 360	$ 467	$ 671